SUBSEQUENT EVENTS (Details) - SUBSEQUENT EVENTS - Telefnica Mviles Argentina S.A. $ in Millions	Feb. 24, 2025 USD ($) loan shares
SUBSEQUENT EVENTS
Number of ordinary shares acquired | shares	86,460,983,849
Percentage of interest on stake	99.99963%
Total consideration	$ 1,245
Number of loans taken | loan	2
Minimum
SUBSEQUENT EVENTS
Financial Covenants for Incurred	3.00%
Maximum
SUBSEQUENT EVENTS
Financial covenants for incurred	2.50%
Borrowings with TMA
SUBSEQUENT EVENTS
Purchase consideration, debt assumed	$ 126
Borrowings through syndicated and bilateral loans
SUBSEQUENT EVENTS
Purchase consideration, debt assumed	1,119
Syndicated loan
SUBSEQUENT EVENTS
Purchase consideration, debt assumed	$ 970
Borrowings term	48 months
Repayment of loan, percentage	100.00%
Margin percentage	4.50%
Interest rate basis	SOFR
Syndicated loan | Maximum
SUBSEQUENT EVENTS
Margin percentage	7.00%
Bilateral loan
SUBSEQUENT EVENTS
Purchase consideration, debt assumed	$ 200
Borrowings term	60 months
Borrowings grace period	36 months
Margin percentage	4.00%
Interest rate basis	SOFR